Collaboration Interest-Bearing Advanced Funding	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about borrowings [abstract]
Collaboration Interest-Bearing Advanced Funding	COLLABORATION INTEREST-BEARING ADVANCED FUNDING

	Effective interest rate (%)	Maturity	June 30, 2023
			US$’000 (Unaudited)
Non-current
Loans from a collaborator	8.38	No specific maturity date	270,614
Pursuant to the Janssen Agreement, the Company is entitled to receive funding advances from Janssen when certain operational conditions are met. As a result, the Company took an initial funding advance with principal amounting to $17.3 million on June 18, 2021, a second funding advance with principal amounting to $53.1 million on September 17,
2021, a third funding advance with principal amounting to $49.3 million on December 17, 2021, a forth funding advance with principal amounting to $5.3 million on March 18, 2022, a fifth funding advance with principal amounting to $60.9 million on June 17, 2022, a sixth funding advance with principal amounting to $60.5 million on September 16, 2022, and a seventh funding advance with principal amounting to $3.6 million on December 16, 2022, by reducing the same amount of other payables due to Janssen, respectively (collectively, the “Funding Advances”).
These Funding Advances are accounted for as interest-bearing borrowings funded by Janssen, constituted by a principal amounting to $250.0 million and applicable interests accrued amounting to $20.6 million upon such principal. The respective interest rate of each borrowing is based on the average annual London Interbank Offered Rate (LIBOR) for U.S. Dollars as reported in the Wall Street Journal on the due date of the quarterly invoice or the next business date should the due date fall on a weekend or holiday, plus 250 basis points, calculated on the number of days from the date on which the Company applied such borrowings. For each of the seven batches of funding advances, interest started to accrue from June 18, 2021, September 17, 2021, December 17, 2021, March 18, 2022, June 17, 2022, September 16, 2022, and December 16, 2022, respectively
Pursuant to the terms of the Janssen Agreement, Janssen may recoup the aggregate amount of Funding Advances, together with interest thereon, from Company’s share of pre-tax profits from the first profitable year of the collaboration program and, subject to some limitations, from milestone payments due to the Company under the Janssen Agreement. The Company’s management estimated the loan will not be recouped by Janssen within one year, nor does the Company expect to repay the funding advances within one year, and thus the loan was classified as a long-term liability.